Summary of Significant Accounting Policies - Schedule of Financial Statements of Consolidated VIE (Details) - Consolidated VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	¥ 960,865	¥ 1,157,943
Restricted cash	136	25,063
Accounts receivable	17,198	53,823
Contract assets, net	29,113	127,767
Contract cost		1
Prepaid expenses and other assets	28,767	29,173
Financing receivables	6,247	3,439
Amounts due from related parties	12,226	380,407
Financial investments		77,426
Property, equipment and software, net	20,936	59,283
Deferred tax assets	4	77,463
Right-of-use assets	2,950	4,105
Total assets	1,078,442	1,995,893
Liabilities
Accounts payable	34,113	12,462
Amounts due to related parties	839	129
Deferred revenue		114
Accrued expenses and other liabilities	34,000	1,080,562
Deferred tax liabilities	11,310	8,655
Lease liabilities	2,916	3,502
Total liabilities	83,178	1,105,424
Net revenue	826,359	1,954,557	¥ 1,623,596
Net income/(loss)	(660,192)	1,193,627	351,373
Net cash provided by/(used in) operating activities	(1,080,780)	1,173,942	1,013,875
Net cash provided by investing activities	59,012	54,683	906,485
Net cash used in financing activities			¥ (963,700)